UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5041

        Credit Suisse Capital Appreciation Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Capital Appreciation Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (97.9%)
Aerospace & Defense (7.0%)
Boeing Co.	91,800	$6,270,858
L-3 Communications Holdings, Inc.	27,000	2,187,540
Precision Castparts Corp.	126,600	6,323,670
United Technologies Corp.	104,900	6,123,013

		20,905,081

Banks (2.2%)
Hudson City Bancorp, Inc.	239,900	2,979,558
Northern Trust Corp.	66,900	3,492,849

		6,472,407

Beverages (1.5%)
Coca-Cola Co.	110,200	4,560,076

Biotechnology (2.9%)
Genentech, Inc.*	61,900	5,318,448
Genzyme Corp.*	46,800	3,319,992

		8,638,440

Chemicals (3.3%)
Chemtura Corp.	208,100	2,615,817
Monsanto Co.	83,500	7,064,935

		9,680,752

Communications Equipment (6.1%)
Avaya, Inc.*§	133,600	1,409,480
Comverse Technology, Inc.*	172,800	4,732,992
Corning, Inc.*	416,000	10,129,600
Motorola, Inc.	77,900	1,769,109

		18,041,181

Computers & Peripherals (2.1%)
Apple Computer, Inc.*	82,400	6,222,024

Diversified Financials (4.9%)
American Express Co.	86,600	4,542,170
Capital One Financial Corp.	63,200	5,264,560
SLM Corp.	82,000	4,588,720

		14,395,450

Electronic Equipment & Instruments (2.7%)
Broadcom Corp. Class A*	66,900	4,562,580
Roper Industries, Inc.	84,400	3,405,540

		7,968,120

Energy Equipment & Services (4.9%)
Bonneville Pacific Corp.*^	16,883	127
Grant Prideco, Inc.*	102,300	5,124,207
Halliburton Co.	43,200	3,436,560
Smith International, Inc.	83,900	3,775,500
Weatherford International, Ltd.*	51,000	2,283,780

		14,620,174

	Number of
	Shares	Value

Food & Drug Retailing (1.6%)
CVS Corp.	166,000	$4,608,160

Food Products (1.0%)
Wm. Wrigley Jr. Co.	45,000	2,878,200

Healthcare Equipment & Supplies (4.3%)
Dade Behring Holdings, Inc.	177,700	6,953,401
St. Jude Medical, Inc.*	121,200	5,954,556

		12,907,957

Healthcare Providers & Services (5.4%)
Aetna, Inc.	35,400	3,426,720
Omnicare, Inc.	38,100	1,893,570
UnitedHealth Group, Inc.	68,700	4,082,154
WellPoint, Inc.*	87,900	6,750,720

		16,153,164

Hotels, Restaurants & Leisure (4.0%)
Carnival Corp.	54,200	2,805,392
Cheesecake Factory, Inc.*§	42,000	1,547,700
Penn National Gaming, Inc.*	91,700	2,943,570
Starbucks Corp.*	147,600	4,678,920

		11,975,582

Household Products (2.1%)
Procter & Gamble Co.	104,400	6,183,612

Insurance (2.9%)
American International Group, Inc.	56,500	3,698,490
Genworth Financial, Inc. Class A	145,600	4,769,856

		8,468,346

Internet & Catalog Retail (1.6%)
eBay, Inc.*	107,600	4,637,560

Internet Software & Services (3.4%)
Google, Inc. Class A*	9,200	3,985,900
VeriSign, Inc.*	141,000	3,348,750
Yahoo!, Inc.*	81,100	2,784,974

		10,119,624

IT Consulting & Services (2.8%)
CACI International, Inc. Class A*	59,200	3,380,320
NAVTEQ Corp.*	108,800	4,886,208

		8,266,528

Machinery (1.0%)
Deere & Co.	39,900	2,863,224

Media (2.9%)
E.W. Scripps Co. Class A	44,400	2,146,296
Getty Images, Inc.*§	39,700	3,241,505
Univision Communications, Inc. Class A*§	104,500	3,327,280

		8,715,081

Multiline Retail (1.3%)
Kohl’s Corp.*	88,500	3,928,515

	Number of
	Shares	Value

Oil & Gas (3.2%)
Newfield Exploration Co.*	50,200	$2,630,480
XTO Energy, Inc.	141,866	6,962,783

		9,593,263

Pharmaceuticals (7.7%)
Barr Pharmaceuticals, Inc.*	64,600	4,236,468
Forest Laboratories, Inc.*	119,900	5,548,972
Johnson & Johnson	94,000	5,408,760
Medco Health Solutions, Inc.*	56,200	3,040,420
Wyeth	97,000	4,486,250

		22,720,870

Semiconductor Equipment & Products (1.7%)
Applied Materials, Inc.	77,200	1,470,660
Maxim Integrated Products, Inc.	90,000	3,693,600

		5,164,260

Software (9.3%)
Adobe Systems, Inc.*	165,782	6,584,861
Electronic Arts, Inc.*	61,100	3,334,838
Microsoft Corp.	469,100	13,205,165
Salesforce.com, Inc.*§	109,500	4,494,975

		27,619,839

Specialty Retail (2.3%)
Best Buy Company, Inc.	38,400	1,945,344
Home Depot, Inc.	123,500	5,007,925

		6,953,269

Tobacco (1.0%)
Altria Group, Inc.	39,000	2,821,260

Wireless Telecommunication Services (0.8%)
American Tower Corp. Class A*	81,400	2,518,516

TOTAL COMMON STOCKS (Cost $226,732,897)		290,600,535
SHORT TERM INVESTMENTS (6.4%)
State Street Navigator Prime Fund§§	12,669,720	12,669,720
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 6,337	6,337,000

TOTAL SHORT TERM INVESTMENTS (Cost $19,006,720)		19,006,720

TOTAL INVESTMENTS AT VALUE (104.3%) (Cost $245,739,617)		309,607,255
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)		(12,717,966)

NET ASSETS (100.0%)		$296,889,289

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time").  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $245,739,617, $68,153,670, $(4,286,032) and $63,867,638, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Credit Suisse Capital Appreciation Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006